Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Class A common stock reflected in the condensed balance sheets
Gross proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	$(15,438,750)
Class A common stock issuance costs	$(18,534,129)
Plus:
Accretion of carrying value to redemption value	$33,972,879
Class A common stock subject to possible redemption	$345,000,000

Gross proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(15,438,750)
Class A common stock issuance costs	(18,534,129)
Plus:
Accretion of carrying value to redemption value	33,972,879
Class A common stock subject to possible redemption	$345,000,000

Schedule of basic and diluted net income (loss) per common share
	Three Months Ended March 31, 2022		Three Months Ended March 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income, as adjusted	$2,618,442	$654,610	$4,816,896	$2,400,968
Denominator:
Basic and diluted weighted average stock outstanding	34,500,000	8,625,000	16,100,000	8,025,000
Basic and diluted net income per common share	$0.08	$0.08	$0.30	$0.30

	Year Ended December 31, 2021		For the Period from November 5, 2020 (Inception) through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income per common share
Numerator:
Allocation of net income (loss), as adjusted	$4,941,301	$1,397,980	$—	$(1,000)
Denominator:
Basic and diluted weighted average shares outstanding	29,963,014	8,477,055	—	7,500,000
Basic and diluted net income per common share	$0.16	$0.16	$—	$0.00